BALANCE SHEET COMPONENTS - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Employee payables	$ 10,353	$ 14,482
Other short-term liabilities	18,209	35,014
Total accrued expenses and other liabilities	$ 28,562	$ 49,496